Commitments and Contingencies (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 2,669,859	$ 2,606,969
Office [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	2,645,245	2,600,506
Within 1 year [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	101,660	79,035
Within 1 year [Member] | Office [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	77,046	72,252
2-5 years [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	231,138	290,289
2-5 years [Member] | Office [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	231,138	290,289
Thereafter [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	2,337,061	2,237,645
Thereafter [Member] | Office [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 2,337,061	$ 2,237,645